DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Level 3 - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Liability, Beginning	$ 5,265,139	$ 8,836,514
Change In Derivative Liability From Conversion Of Notes Payable		(1,144,290)
Change In Derivative Liabilities From The Odyssey Conversion To A Term Loan		(1,286,762)
Change In Derivative Liability - Derivative Expense	3,536,901	(1,140,323)
Change In Derivative Liabilities From New Notes Payable	1,902,897
Change In Derivative Liabilities From Payoff Of Notes Payable	(6,662,027)
Derivative Liability, Ending	$ 4,042,910	$ 5,265,139